Quarterly Holdings Report
for
Fidelity® International High Dividend ETF
January 31, 2026
IHD-NPRT1-0426
1.9885308.108
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 11.0%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Wesfarmers Ltd	14,496	846,535
Financials - 3.0%
Banks - 3.0%
ANZ Group Holdings Ltd	91,822	2,360,761
Commonwealth Bank of Australia	28,020	2,931,849
National Australia Bank Ltd	77,884	2,366,338
TOTAL FINANCIALS		7,658,948
Health Care - 0.2%
Biotechnology - 0.2%
CSL Ltd	3,014	383,060
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	32,015	502,390
Materials - 5.0%
Metals & Mining - 5.0%
Fortescue Ltd	387,431	5,699,710
Rio Tinto PLC	75,369	6,968,784
TOTAL MATERIALS		12,668,494
Utilities - 2.3%
Electric Utilities - 2.3%
Origin Energy Ltd	700,202	5,788,213
TOTAL AUSTRALIA		27,847,640
CANADA - 13.0%
Financials - 5.8%
Banks - 5.8%
Bank of Montreal	22,179	3,036,090
Bank of Nova Scotia/The	41,554	3,123,876
Royal Bank of Canada	26,090	4,368,147
Toronto Dominion Bank	42,772	4,019,617
TOTAL FINANCIALS		14,547,730
Industrials - 0.7%
Ground Transportation - 0.7%
Canadian National Railway Co	8,250	798,041
Canadian Pacific Kansas City Ltd	12,150	908,188
TOTAL INDUSTRIALS		1,706,229
Information Technology - 0.1%
Software - 0.1%
Constellation Software Inc/Canada	140	259,804
Open Text Corp	10,734	275,692
TOTAL INFORMATION TECHNOLOGY		535,496
Materials - 2.6%
Chemicals - 2.6%
Nutrien Ltd	94,370	6,533,388
Real Estate - 1.3%
Real Estate Management & Development - 1.3%
FirstService Corp Subordinate Voting Shares	20,324	3,166,231
Utilities - 2.5%
Independent Power and Renewable Electricity Producers - 2.5%
Brookfield Renewable Corp Class A	151,841	6,358,899
TOTAL CANADA		32,847,973
CHINA - 1.5%
Consumer Staples - 1.5%
Food Products - 1.5%
Wilmar International Ltd	1,378,200	3,681,716
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	14,488	852,934
FINLAND - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	40,974	264,391
FRANCE - 9.0%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Kering SA	1,947	611,837
LVMH Moet Hennessy Louis Vuitton SE	1,509	981,785
TOTAL CONSUMER DISCRETIONARY		1,593,622
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Carrefour SA	222,022	3,655,538
Financials - 2.6%
Banks - 1.5%
BNP Paribas SA	34,964	3,793,458
Insurance - 1.1%
AXA SA	61,959	2,832,657
TOTAL FINANCIALS		6,626,115
Industrials - 1.9%
Construction & Engineering - 1.9%
Bouygues SA	29,721	1,612,660
Eiffage SA	10,535	1,565,993
Vinci SA	11,466	1,652,550
TOTAL INDUSTRIALS		4,831,203
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	1,101	171,846
Real Estate - 2.4%
Retail REITs - 2.4%
Klepierre SA	155,248	5,991,369
TOTAL FRANCE		22,869,693
GERMANY - 5.6%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Bayerische Motoren Werke AG	6,616	688,059
Mercedes-Benz Group AG	10,049	690,867
TOTAL CONSUMER DISCRETIONARY		1,378,926
Financials - 1.6%
Insurance - 1.6%
Allianz SE	9,117	4,032,557
Industrials - 1.2%
Air Freight & Logistics - 0.4%
Deutsche Post AG	16,885	950,528
Industrial Conglomerates - 0.8%
Siemens AG	6,433	1,961,469
TOTAL INDUSTRIALS		2,911,997
Information Technology - 0.2%
Software - 0.2%
SAP SE	2,990	606,691
Materials - 2.1%
Chemicals - 2.1%
BASF SE	93,638	5,119,781
TOTAL GERMANY		14,049,952
HONG KONG - 1.8%
Real Estate - 1.8%
Retail REITs - 1.8%
Link REIT	999,300	4,596,189
INDONESIA - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Jardine Matheson Holdings Ltd (Singapore)	11,700	851,409
ITALY - 5.2%
Financials - 1.9%
Banks - 1.9%
Intesa Sanpaolo SpA	680,030	4,826,480
Utilities - 3.3%
Electric Utilities - 3.3%
Enel SpA	753,793	8,346,948
TOTAL ITALY		13,173,428
JAPAN - 16.7%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Honda Motor Co Ltd	67,500	680,426
Mazda Motor Corp	74,500	573,021
Toyota Motor Corp	69,035	1,568,123
TOTAL CONSUMER DISCRETIONARY		2,821,570
Consumer Staples - 2.3%
Tobacco - 2.3%
Japan Tobacco Inc	160,500	5,806,758
Financials - 4.2%
Capital Markets - 1.4%
Daiwa Securities Group Inc	355,600	3,465,867
Financial Services - 1.5%
ORIX Corp	124,200	3,779,300
Insurance - 1.3%
Tokio Marine Holdings Inc	90,500	3,359,870
TOTAL FINANCIALS		10,605,037
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astellas Pharma Inc	54,400	756,085
Takeda Pharmaceutical Co Ltd	22,300	757,789
TOTAL HEALTH CARE		1,513,874
Industrials - 4.4%
Building Products - 0.6%
Agc Inc	39,600	1,462,987
Trading Companies & Distributors - 3.8%
Marubeni Corp	81,300	2,695,771
Mitsubishi Corp	90,000	2,390,315
Mitsui & Co Ltd	73,800	2,408,810
Sumitomo Corp	54,600	2,211,820
		9,706,716
TOTAL INDUSTRIALS		11,169,703
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
Kyocera Corp	43,500	650,836
Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd	25,400	517,353
Canon Inc	15,700	476,821
		994,174
TOTAL INFORMATION TECHNOLOGY		1,645,010
Materials - 1.6%
Metals & Mining - 1.6%
Nippon Steel Corp	975,300	4,083,666
Real Estate - 1.8%
Hotel & Resort REITs - 1.8%
Invincible Investment Corp	11,026	4,674,578
TOTAL JAPAN		42,320,196
NETHERLANDS - 4.2%
Financials - 3.2%
Banks - 3.2%
ABN AMRO Bank NV depository receipt (b)(c)	110,469	4,081,888
ING Groep NV	137,017	4,045,716
TOTAL FINANCIALS		8,127,604
Industrials - 0.3%
Professional Services - 0.3%
Randstad NV	21,462	768,777
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV	1,169	1,690,536
TOTAL NETHERLANDS		10,586,917
NORWAY - 1.6%
Consumer Staples - 1.6%
Food Products - 1.6%
Orkla ASA	347,503	4,134,247
SINGAPORE - 1.2%
Financials - 1.2%
Banks - 1.2%
Oversea-Chinese Banking Corp Ltd	174,900	2,926,026
SPAIN - 2.3%
Financials - 1.7%
Banks - 1.7%
CaixaBank SA	323,150	4,288,377
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Aena SME SA (b)(c)	45,228	1,411,318
TOTAL SPAIN		5,699,695
SWEDEN - 4.9%
Financials - 1.4%
Banks - 1.4%
Svenska Handelsbanken AB A Shares	219,602	3,487,931
Industrials - 0.9%
Machinery - 0.9%
Volvo AB B Shares	58,947	2,157,511
Materials - 2.6%
Metals & Mining - 2.6%
SSAB AB B Shares	801,756	6,667,828
TOTAL SWEDEN		12,313,270
SWITZERLAND - 1.6%
Financials - 1.1%
Insurance - 1.1%
Zurich Insurance Group AG	3,792	2,703,471
Industrials - 0.5%
Professional Services - 0.5%
Adecco Group AG	46,389	1,362,664
TOTAL SWITZERLAND		4,066,135
UNITED KINGDOM - 14.0%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Taylor Wimpey PLC	405,971	594,698
Consumer Staples - 4.3%
Tobacco - 4.3%
British American Tobacco PLC	103,610	6,221,745
Imperial Brands PLC	107,779	4,534,606
TOTAL CONSUMER STAPLES		10,756,351
Financials - 4.6%
Banks - 2.4%
HSBC Holdings PLC	347,792	6,134,670
Financial Services - 1.2%
M&G PLC	714,948	3,035,484
Insurance - 1.0%
Legal & General Group PLC	671,682	2,443,468
TOTAL FINANCIALS		11,613,622
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	7,590	1,416,491
Industrials - 1.4%
Aerospace & Defense - 1.0%
BAE Systems PLC	87,546	2,371,465
Industrial Conglomerates - 0.4%
DCC PLC	16,425	1,044,917
TOTAL INDUSTRIALS		3,416,382
Utilities - 3.0%
Multi-Utilities - 3.0%
National Grid PLC	443,485	7,512,825
TOTAL UNITED KINGDOM		35,310,369
UNITED STATES - 5.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Stellantis NV (Italy)	40,735	401,543
Consumer Staples - 2.3%
Food Products - 2.3%
Nestle SA	61,302	5,845,602
Financials - 0.8%
Insurance - 0.8%
Swiss Re AG	12,340	1,978,278
Health Care - 1.9%
Health Care Equipment & Supplies - 0.1%
Alcon AG	3,419	277,143
Pharmaceuticals - 1.8%
GSK PLC	29,681	764,294
Haleon PLC	88,064	457,884
Novartis AG	8,533	1,270,116
Roche Holding AG non-voting shares	3,131	1,425,936
Sanofi SA	6,533	615,541
		4,533,771
TOTAL HEALTH CARE		4,810,914
TOTAL UNITED STATES		13,036,337
TOTAL COMMON STOCKS (Cost $207,942,572)		251,428,517

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $28,966)	3.82	29,000	28,971

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $205,148)	3.70	205,107	205,148

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $208,176,686)	251,662,636
NET OTHER ASSETS (LIABILITIES) - 0.4% (d)	1,080,051
NET ASSETS - 100.0%	252,742,687

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	8	3/2026	1,214,720	54,869

The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,493,206 or 2.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,493,206 or 2.2% of net assets.

(d)	Includes $22,540 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,971.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,284	1,757,096	1,595,263	2,069	31	-	205,148	205,107	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,001,741	4,002,141	159	400	-	-	-	0.0%
Total	43,284	5,758,837	5,597,404	2,228	431	-	205,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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